Restructuring Charges (Schedule Of Restructuring Charges) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Restructuring Charges [Abstract]
One-time termination benefits	$ 135
Lease expense	163
Asset impairment charges	375
Other	17
Restructuring charges	$ 690